LifePoints® Funds Variable Target Portfolio Series
RUSSELL INVESTMENT FUNDS
Supplement dated March 13, 2024, to
PROSPECTUS DATED MAY 1, 2023
As supplemented July 27, 2023
BENCHMARK CHANGES: Effective May 1, 2024, each Fund will change its primary benchmarks as follows, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.

Fund	Existing Primary Benchmark	New Primary Benchmark

Moderate Strategy	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Universal Index

Balanced Strategy	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI Index

Growth Strategy	Russell 1000® Index	MSCI ACWI Index

Equity Growth Strategy	Russell 1000® Index	MSCI ACWI Index

36-08-715

LifePoints® Funds Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated March 13, 2024, to

MODERATE STRATEGY FUND

SUMMARY PROSPECTUS DATED MAY 1, 2023

As supplemented July 27, 2023 and March 13, 2024

I. SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the Fund online at https://connect.rightprospectus.com/russellinvestments?site=RIF. You can also get this information at no cost by calling 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com. The Fund’s Prospectus, dated May 1, 2023, as supplemented through March 13, 2024, the Fund’s SAI, dated May 1, 2023, as supplemented through September 13, 2023, and the Fund’s most recent shareholder report, dated December 31, 2023, are all incorporated by reference into this Summary Prospectus.

II. BENCHMARK CHANGES: The following is added to the end of the second paragraph of the “Performance” sub-section of the “Investments, Risks and Performance” section of the Summary Prospectus listed above:

Effective May 1, 2024, the Fund will change its primary benchmark from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Index, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.

LifePoints® Funds Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated March 13, 2024, to

BALANCED STRATEGY FUND

SUMMARY PROSPECTUS DATED MAY 1, 2023

As supplemented July 27, 2023 and March 13, 2024

I. SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the Fund online at https://connect.rightprospectus.com/russellinvestments?site=RIF. You can also get this information at no cost by calling 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com. The Fund’s Prospectus, dated May 1, 2023, as supplemented through March 13, 2024, the Fund’s SAI, dated May 1, 2023, as supplemented through September 13, 2023, and the Fund’s most recent shareholder report, dated December 31, 2023, are all incorporated by reference into this Summary Prospectus.

II. BENCHMARK CHANGES: The following is added to the end of the second paragraph of the “Performance” sub-section of the “Investments, Risks and Performance” section of the Summary Prospectus listed above:

Effective May 1, 2024, the Fund will change its primary benchmark from the Bloomberg U.S. Aggregate Bond Index to the MSCI ACWI Index, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.

LifePoints® Funds Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated March 13, 2024, to

GROWTH STRATEGY FUND

SUMMARY PROSPECTUS DATED MAY 1, 2023

As supplemented July 27, 2023 and March 13, 2024

I. SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the Fund online at https://connect.rightprospectus.com/russellinvestments?site=RIF. You can also get this information at no cost by calling 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com. The Fund’s Prospectus, dated May 1, 2023, as supplemented through March 13, 2024, the Fund’s SAI, dated May 1, 2023, as supplemented through September 13, 2023, and the Fund’s most recent shareholder report, dated December 31, 2023, are all incorporated by reference into this Summary Prospectus.

II. BENCHMARK CHANGES: The following is added to the end of the second paragraph of the “Performance” sub-section of the “Investments, Risks and Performance” section of the Summary Prospectus listed above:

Effective May 1, 2024, the Fund will change its primary benchmark from the Russell 1000® Index to the MSCI ACWI Index, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.

LifePoints® Funds Variable Target Portfolio Series

RUSSELL INVESTMENT FUNDS

Supplement dated March 13, 2024, to

EQUITY GROWTH STRATEGY FUND

SUMMARY PROSPECTUS DATED MAY 1, 2023

As supplemented July 27, 2023 and March 13, 2024

I. SUMMARY PROSPECTUS LEGEND: The legend appearing at the top of the first page of the Summary Prospectus is hereby replaced with the following:

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the Fund online at https://connect.rightprospectus.com/russellinvestments?site=RIF. You can also get this information at no cost by calling 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com. The Fund’s Prospectus, dated May 1, 2023, as supplemented through March 13, 2024, the Fund’s SAI, dated May 1, 2023, as supplemented through September 13, 2023, and the Fund’s most recent shareholder report, dated December 31, 2023, are all incorporated by reference into this Summary Prospectus.

II. BENCHMARK CHANGES: The following is added to the end of the second paragraph of the “Performance” sub-section of the “Investments, Risks and Performance” section of the Summary Prospectus listed above:

Effective May 1, 2024, the Fund will change its primary benchmark from the Russell 1000® Index to the MSCI ACWI Index, as RIM believes the new primary benchmark better represents the largest asset classes invested in by the Fund.